LIBERTY VARIABLE INVESTMENT TRUST
                  Columbia International Fund, Variable Series
                  Liberty Growth & Income Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
                Columbia Real Estate Equity Fund, Variable Series
                   Liberty S&P 500 Index Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                    Columbia High Yield Fund, Variable Series
                      Liberty Equity Fund, Variable Series
                                  (the "Funds")

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                Dated May 1, 2004

The chart containing biographies of Trustees and Officers of the Funds that is located under the caption "Trustees and Officers" in the section "More Facts about the Trust" is restated in its entirety:

                                                                                         Number of
                                       Year First                                       Portfolios in
                                       Elected or                                       Fund Complex
       Name, Address        Position    Appointed       Principal Occupation(s)           Overseen
          and Age          with Funds  to Office(1)     During Past Five Years            by Trustee     Other Directorships Held
          -------          ----------  ------------     ----------------------            ----------     ------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 48)   Trustee       1996       Executive Vice President -             118          Orbitz, Inc. (on-line
P.O. Box 66100                                        Strategy of United Airlines                         travel company)
Chicago, IL 60666                                     (airline) since December, 2002
                                                      (formerly President of UAL
                                                      Loyalty Services (airline) from
                                                      September, 2001 to December,
                                                      2002; Executive Vice President
                                                      and Chief Financial Officer of
                                                      United Airlines from March, 1999
                                                      to September, 2001; Senior Vice
                                                      President-Finance from March,
                                                      1993 to July, 1999).

                                                                                                   Number of
                                             Year First                                          Portfolios in
                                             Elected or                                           Fund Complex
     Name, Address              Position     Appointed        Principal Occupation(s)               Overseen            Other
        and Age                with Funds    to Office(1)      During Past Five Years              by Trustee     Directorships Held
        -------                ----------    ------------      ----------------------              ----------     ------------------
DISINTERESTED TRUSTEES
Janet Langford Kelly           Trustee          1996       Private Investor since March,              118                 None
(Age 46)                                                   2004 (formerly Chief
9534 W. Gull Lake Drive                                    Administrative Officer and
Richland, MI  49083-8530                                   Senior Vice President, Kmart
                                                           Holding Corporation (consumer
                                                           goods), from September, 2003 to
                                                           March, 2004; Executive Vice
                                                           President-Corporate Development
                                                           and Administration, General
                                                           Counsel and Secretary, Kellogg
                                                           Company (food manufacturer),
                                                           from September, 1999 to August,
                                                           2003; Senior Vice President,
                                                           Secretary and General Counsel,
                                                           Sara Lee Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January, 1995
                                                           to September, 1999).

Richard W. Lowry (Age 68)      Trustee          1995       Private Investor since August,             120(3)              None
10701 Charleston Drive                                     1987 (formerly Chairman and
Vero Beach, FL 32963                                       Chief Executive Officer, U.S.
                                                           Plywood Corporation (building
                                                           products manufacturer)).

                                                                                                Number of
                                            Year First                                        Portfolios in
                                            Elected or                                          Fund Complex
    Name, Address               Position     Appointed        Principal Occupation(s)            Overseen             Other
       and Age                 with Funds   to Office(1)      During Past Five Years            by Trustee      Directorships Held
       -------                 ----------   ------------      ----------------------            ----------      ------------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 62)      Trustee          1981      Professor of Economics,                  118                None
Department of Economics                                    University of Washington, since
University of Washington                                   January, 1976; Ford and Louisa
Seattle, WA 98195                                          Van Voorhis Professor of
                                                           Political Economy, University of
                                                           Washington, since September,
                                                           1993 (formerly Director,
                                                           Institute for Economic Research,
                                                           University of Washington from
                                                           September, 2001 to June, 2003)
                                                           Adjunct Professor of Statistics,
                                                           University of Washington, since
                                                           September, 1980; Associate
                                                           Editor, Journal of Money Credit
                                                           and Banking, since September,
                                                           1993; consultant on econometric
                                                           and statistical matters.

John J. Neuhauser (Age 61)      Trustee          1985      Academic Vice President and Dean       121(3,4)           Saucony, Inc.
84 College Road                                            of Faculties since August, 1999,                      (athletic footwear)
Chestnut Hill, MA                                          Boston College (formerly Dean,
02467-3838                                                 Boston College School of
                                                           Management from September, 1977
                                                           to September, 1999).

Patrick J. Simpson (Age 60)     Trustee          2000      Partner, Perkins Coie L.L.P.           118                  None
1120 N.W. Couch Street                                     (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                         Number of
                                           Year First                                  Portfolios in
                                           Elected or                                   Fund Complex         Other
       Name, Address          Position     Appointed       Principal Occupation(s)        Overseen       Directorships
          and Age            with Funds    to Office(1)    During Past Five Years        by Trustee           Held
          -------            ----------    ------------    ----------------------        ----------           ----
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 68)   Trustee          1998        Business Consultant since          118         None
2208 Tawny Woods Place                                    1999 (formerly Professor
Boise, ID  83706                                          of Finance from 1975 to
                                                          1999, College of
                                                          Business, Boise State
                                                          University); Chartered
                                                          Financial Analyst.

Thomas C. Theobald           Trustee          1996        Partner and Senior                 118         Anixter
(Age 67)(5)                  and                          Advisor, Chicago Growth                        International
303 W. Madison               Chairman                     Partners (private equity                       (network
Suite 2500                   of the                       investing) since                               support
Chicago, IL 60606            Board                        September, 2004 (formerly                      equipment
                                                          Managing Director,                             distributor);
                                                          William Blair Capital                          Ventas, Inc.
                                                          Partners (private equity                       (real estate
                                                          investing) from                                investment
                                                          September, 1994 to                             trust); Jones
                                                          September, 2004).                              Lang LaSalle
                                                                                                         (real estate
                                                                                                         management
                                                                                                         services) and
                                                                                                         MONY Group
                                                                                                         (life
                                                                                                         insurance)

Anne-Lee Verville (Age 59)   Trustee          1998        Retired since 1997                119(4)       Chairman of
359 Stickney Hill Road                                    (formerly General                              the Board of
Hopkinton, NH  03229                                      Manager, Global Education                      Directors,
                                                          Industry, IBM Corporation                      Enesco Group,
                                                          (computer and technology)                      Inc.
                                                          from 1994 to 1997).                            (designer,
                                                                                                         importer and
                                                                                                         distributor
                                                                                                         of giftware
                                                                                                         and collectibles)

                                                                                             Number of
                                                                                            Portfolios
                                           Year First                                         in Fund
                                           Elected or                                         Complex
       Name, Address          Position     Appointed         Principal Occupation(s)          Overseen           Other
          and Age            with Funds    to Office(1)        During Past Five Years         by Trustee    Directorships Held
          -------            ----------    ------------        ----------------------         ----------    ------------------
DISINTERESTED TRUSTEES
Richard L. Woolworth         Trustee          1991        Retired since December 2003           118         Northwest
(Age 63)                                                  (formerly Chairman and Chief                      Natural Gas Co.
100 S.W. Market Street                                    Executive Officer, The                            (natural gas
#1500                                                     Regence Group (regional                           service provider)
Portland, OR 97207                                        health insurer); Chairman
                                                          and Chief Executive Officer,
                                                          BlueCross BlueShield of
                                                          Oregon; Certified Public
                                                          Accountant, Arthur Young &
                                                          Company)

                                                                                              Number of
                                                                                             Portfolios
                                             Year First                                        in Fund
                                             Elected or                                        Complex
       Name, Address            Position     Appointed         Principal Occupation(s)        Overseen     Other Directorships
          and Age              with Funds    to Office(1)       During Past Five Years       by Trustee            Held
          -------              ----------    ------------       ----------------------       ----------            ----
INTERESTED TRUSTEE
William E. Mayer(2) (Age 64)    Trustee         1994        Managing Partner, Park Avenue       120(3)     Lee Enterprises
399 Park Avenue                                             Equity Partners (private                       (print media), WR
Suite 3204                                                  equity) since February, 1999                   Hambrecht + Co.
New York, NY 10022                                          (formerly Founding Partner,                    (financial service
                                                            Development Capital LLC from                   provider); First
                                                            November 1996 to February,                     Health (healthcare);
                                                            1999).                                         Reader's Digest
                                                                                                           (publishing);
                                                                                                           OPENFIELD Solutions
                                                                                                           (retail industry
                                                                                                           technology provider)



(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.



(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.



(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).



(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                                    Year First
                                                    Elected or
       Name, Address                  Position       Appointed                 Principal Occupation(s)
          and Age                     with Funds     to Office                 During Past Five Years
          -------                     ----------     ---------                 ----------------------
OFFICERS
Christopher L. Wilson (Age 47)        President          2004       President of the Columbia Funds, Liberty Funds
One Financial Center                                                and Stein Roe Funds since October, 2004
Boston, MA 02111                                                    (formerly President and Chief Executive
                                                                    Officer, CDC IXIS Asset Management Services,
                                                                    Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 39)         Treasurer          2000       Treasurer of the Columbia Funds since October,
One Financial Center                                                2003 and of the Liberty Funds, Stein Roe Funds
Boston, MA 02111                                                    and All-Star Funds since December, 2000; Vice
                                                                    President of the Advisor since April, 2003
                                                                    (formerly President of the Columbia Funds, Liberty Funds
                                                                    and Stein Roe Funds from February, 2004 to October,
                                                                    2004; Chief Accounting Officer and Controller of the
                                                                    Liberty Funds and of the All-Star Funds from February,
                                                                    1998 to October, 2000); Treasurer of the Galaxy Funds
                                                                    since September, 2002; Treasurer, Columbia Management
                                                                    Multi-Strategy Hedge Fund, LLC since December, 2002
                                                                    (formerly Vice President of Colonial Management
                                                                    Associates, Inc. from February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)              Senior             2004       Senior Vice President and Chief Compliance
40 West 57th Street                   Vice                          Officer of the Columbia Funds, Liberty Funds
New York, NY 10019                    President                     and Stein Roe Funds since August, 2004; Chief
                                      and Chief                     Compliance Officer of the All-Star Funds since
                                      Compliance                    August, 2004 (formerly Partner, Carter,
                                      Officer                       Ledyard & Milburn LLP from January, 2001 to
                                                                    August, 2004; Counsel, Carter, Ledyard & Milburn LLP
                                                                    from November, 1999 to December, 2000; Vice President
                                                                    and Counsel, Equitable Life Assurance Society of the
                                                                    United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 34)            Chief              2004       Chief Accounting Officer of the Columbia
One Financial Center                  Accounting                    Funds, Liberty Funds, Stein Roe Funds and
Boston, MA 02111                      Officer                       All-Star Funds since October, 2004 (formerly
                                                                    Controller of the Columbia Funds, Liberty Funds, Stein
                                                                    Roe Funds and All-Star Funds from May, 2004 to October,
                                                                    2004; Assistant Treasurer from June, 2002 to May, 2004;
                                                                    Vice President, Product Strategy & Development of the
                                                                    Liberty Funds and Stein Roe Funds from February, 2001 to
                                                                    June, 2002; Assistant Treasurer of the Liberty Funds,
                                                                    Stein Roe Funds and the All-Star Funds from August, 1999
                                                                    to February, 2001; Audit Manager, Deloitte & Touche LLP
                                                                    from May, 1997 to August, 1999).

                                           Year First
                                           Elected or
       Name, Address           Position    Appointed                   Principal Occupation(s)
          and Age             with Funds   to Office                   During Past Five Years
          -------             ----------   ---------                   ----------------------
OFFICERS
Jeffrey R. Coleman (Age 34)   Controller      2004      Controller of the Columbia Funds, Liberty Funds,
One Financial Center                                    Stein Roe Funds and All-Star Funds since October,
Boston, MA 02111                                        2004 (formerly Vice President of CDC IXIS Asset
                                                        Management Services, Inc. and Deputy Treasurer of
                                                        The CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant
                                                        Vice President of CDC IXIS Asset Management Services, Inc.
                                                        and Assistant Treasurer of the CDC Nvest Funds from
                                                        August, 2000 to February, 2003; Tax Manager of
                                                        PFPC, Inc. from November, 1996 to August, 2000).

David A. Rozenson (Age 50)    Secretary       2003      Secretary of the Columbia Funds, Liberty Funds,
One Financial Center                                    Stein Roe Funds and All-Star Funds since December,
Boston, MA 02111                                        2003; Senior Counsel, Bank of America Corporation
                                                        (formerly FleetBoston Financial Corporation) since
                                                        January, 1996; Associate General Counsel, Columbia
                                                        Management Group since November, 2002.


                                                                October 15, 2004